Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	5,346,194
Proposed Maximum Offering Price per Unit	10.75
Maximum Aggregate Offering Price	$ 57,471,585.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,936.83
Offering Note	Consists of 5,346,194 of the registrant’s Class A common stock, par value $0.0001 per share, (the “Common Stock”) issued to the registered holders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the Common Stock on November 17, 2025 as reported on the New York Stock Exchange, which was $10.75 per share.